Acquisition of GCI - Schedule of Aggregate Purchase Price (Detail) - USD ($)		12 Months Ended
	Mar. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Cash		$ 333,581,000	$ 0	$ 0
GCI [Member]
Business Acquisition [Line Items]
Cash	$ 331,904,000
Settlement of intercompany balances	41,279,000
Carrying value of previously held equity interest	61,891,000
Transaction fees	1,910,000
Aggregate purchase price	498,050,000
GCI [Member] | Series D Preferred Shares [Member]
Business Acquisition [Line Items]
Shares value	47,158,000
GCI [Member] | Class A Common Shares [Member]
Business Acquisition [Line Items]
Shares value	$ 13,908,000